OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2022	2021
Professional fees	$324,629	$436,541
Promotion expenses	38,583	36,024
Payroll	21,164	22,669
Amounts held in eWallets	216,049	223,781
Tax penalty	75,000	75,000
Others	37,852	64,340

Total	$713,277	$858,355

The Company requires all members and distributors of its network marketing business to maintain an electronic wallet (eWallet) account with the Company. The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70). Commission payment exceeding the RM100 threshold shall only be credited into the member’s or distributor’s eWallet upon request. The eWallet functionality allows the members to place new product orders utilizing eWallet available balance and/or request commission payout via multiple payment methods provided that each of the withdrawal amount exceeds RM100. Amounts held in eWallets are reflected on the balance sheet as a current liability.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)